Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Carrying Value and Fair Value of Financial Instruments

The following table presents the carrying value in the financial statements, and approximate fair value of financial instruments at September 30, 2015 and December 31, 2014:

	September 30, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Retained CDO Bonds (1), (2)	$11,568	$11,568	$4,293	$4,293
Marketable securities (3)	$-	$-	$165,001	$165,001
Financial liabilities:
Derivative instruments	$6,437	$6,437	$3,189	$3,189
Long term debt
Term Loan (2)	$300,000	$300,263	$200,000	$199,997
Unsecured Credit Facility (2)	$270,059	$270,561	$-	$-
Mortgage notes payable (2)	$318,874	$328,254	$161,642	$165,907
Exchangeable Senior Notes (2)	$108,997	$116,760	$107,836	$116,064

(1)

Retained CDO Bonds represent the CDOs’ subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.

(2)

Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions. Refer to Note 6 for more information on the long term debt instruments.

(3)	Marketable securities represent the Company’s investment in U.S. treasury securities, which are classified in cash and cash equivalents on the Condensed Consolidated Balance Sheets.

The following table presents the carrying value in the financial statements and approximate fair value of financial instruments at December 31, 2014 and December 31, 2013:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Retained CDO Bonds (1), (2)	$4,293	$4,293	$6,762	$6,762
Marketable securities (3)	$165,001	$165,001	$-	$-
Financial liabilities:
Derivative instruments	$3,189	$3,189	$187	$187
Contingent value rights (4)	$-	$-	$115	$115
Long term debt
Term Loan (2)	$200,000	$199,997	$-	$-
Unsecured Credit Facility (2)	$-	$-	$-	$-
Secured Credit Facility (2)	$-	$-	$45,000	$45,297
Mortgage notes payable (2)	$161,642	$165,907	$122,180	$123,349
Exchangeable Senior Notes (2)	$107,836	$116,064	$-	$-

(1) Retained CDO Bonds represent the CDOs’ subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.

(2) Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions.

(3) Marketable securities represent the Company’s investment in U.S. treasury securities, which are classified in cash and cash equivalents on the Consolidated Balance Sheet.

(4) Pursuant to the Company’s private placement of equity in October 2013, the Company entered into the CVR Agreements with purchasers of the Company’s common stock in that offering, which are discussed more fully in Note 11.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations.

At September 30, 2015	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$11,568	$-	$-	$11,568
	$11,568	$-	$-	$11,568

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$6,437	$-	$-	$6,437
	$6,437	$-	$-	$6,437

At December 31, 2014	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$4,293	$-	$-	$4,293
Marketable securities:
U.S. Treasury securities	165,001	165,001	-	-
	$169,294	$165,001	$-	$4,293

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$3,189	$-	$-	$3,189
	$3,189	$-	$-	$3,189

Assets and liabilities measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations.

At December 31, 2014	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$4,293	$-	$-	$4,293
Marketable securities:
U.S. Treasury securities	165,001	165,001	-	-
	$169,294	$165,001	$-	$4,293

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$3,189	$-	$-	$3,189
	$3,189	$-	$-	$3,189

At December 31, 2013	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$6,762	$-	$-	$6,762
	$6,762	$-	$-	$6,762

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$187	$-	$-	$187
Contingent value rights	115	-	-	115
	$302	$-	$-	$302

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table reconciles the beginning and ending balances of financial assets measured at fair value on a recurring basis using Level III inputs:

Retained CDO Bonds
Balance as of December 31, 2014	$4,293
Amortization of discounts or premiums	1,146
Adjustments to fair value:
Included in other comprehensive income	6,129
Other-than-temporary impairments	-
Balance as of September 30, 2015	$11,568

The following roll forward table reconciles the beginning and ending balances of financial assets measured at fair value on a recurring basis using Level III inputs:

Retained CDO Bonds
Balance as of December 31, 2013	$6,762
Amortization of discounts or premiums	1,595
Adjustments to fair value:
Included in other comprehensive income	752
Other-than-temporary impairments	(4,816)
Balance as of December 31, 2014	$4,293

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following rollforward table reconciles the beginning and ending balances of financial liabilities measured at fair value on a recurring basis using Level III inputs:

Derivative Instruments
Balance as of December 31, 2014	$3,189
Adjustments to fair value:
Unrealized loss on derivatives	3,248
Balance as of September 30, 2015	$6,437

The following roll forward table reconciles the beginning and ending balances of financial liabilities measured at fair value on a recurring basis using Level III inputs:

Derivative Instruments

Balance as of December 31, 2013	$302
Embedded exchange option	8,311
Transfer of embedded exchange option to stockholders' equity	(11,726)
Expiration of Contingent Value Rights	(115)
Adjustments to fair value:
Realized loss on derivative instruments	3,415
Unrealized loss on derivatives	3,002
Balance as of December 31, 2014	$3,189

Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Valuation Techniques

Quantitative information regarding the valuation techniques and the range of significant unobservable Level III inputs used to determine fair value measurements on a recurring basis as of September 30, 2015 are:

	At September 30, 2015
Financial Asset or Liability	Fair Value	Valuation Technique	Unobservable Inputs	Range
Non-investment grade, subordinate CDO bonds	$11,568	Discounted cash flows	Discount rate	20.00%
Interest rate swaps	$6,437	Hypothetical derivative method	Credit borrowing spread	199 to 240 basis points

Quantitative information regarding the valuation techniques and the range of significant unobservable Level III inputs used to determine fair value measurements on a recurring basis as of December 31, 2014 are:

	At December 31, 2014
Financial Asset or Liability	Fair Value	Valuation Technique	Unobservable Inputs	Range
Non-investment grade, subordinate CDO bonds	$4,293	Discounted cash flows	Discount rate	20.00%
Interest rate swaps	$3,189	Hypothetical derivative method	Credit borrowing spread	150 to 250 basis points